GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Summary of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated amortization
Amortization	$ (21,974)	$ (8,879)
Impairment
Impairment		(8,471)
Intangible assets, Net
Balance at beginning of period	66,072	16,890
Additions		66,654
Amortization	(21,974)	(8,879)
Impairment		(8,471)
OCI	(80)	(122)
Disposals
Balance at end of period	44,018	66,072
Acquired technology [Member]
Intangible assets, Gross
Balance at beginning of period	30,715	38,515
Additions		20,761
Amortization
Impairment
OCI	(41)	(46)
Disposals		(28,515)
Balance at end of period	30,674	30,715
Accumulated amortization
Balance at beginning of period	(8,963)	(15,698)
Additions
Amortization	(5,543)	(4,374)
Impairment
OCI	16	2
Disposals		11,107
Balance at end of period	(14,490)	(8,963)
Impairment
Balance at beginning of period	(956)	(14,347)
Additions
Amortization
Impairment		(4,017)
OCI
Disposals		17,408
Balance at end of period	(956)	(956)
Intangible assets, Net
Balance at beginning of period	20,796	8,470
Additions		20,761
Amortization	(5,543)	(4,374)
Impairment		(4,017)
OCI	(25)	(44)
Disposals
Balance at end of period	15,228	20,796
Customer Relationships [Member]
Intangible assets, Gross
Balance at beginning of period	31,911	3,144
Additions		30,395
Amortization
Impairment
OCI	(13)	(14)
Disposals		(1,614)
Balance at end of period	31,898	31,911
Accumulated amortization
Balance at beginning of period	(1,161)	(903)
Additions
Amortization	(12,750)	(766)
Impairment
OCI	6
Disposals		508
Balance at end of period	(13,905)	(1,161)
Impairment
Balance at beginning of period	(91)
Additions
Amortization
Impairment		(1,197)
OCI
Disposals		1,106
Balance at end of period	(91)	(91)
Intangible assets, Net
Balance at beginning of period	30,659	2,241
Additions		30,395
Amortization	(12,750)	(766)
Impairment		(1,197)
OCI	(7)	(14)
Disposals
Balance at end of period	17,902	30,659
Tradename and other [Member]
Intangible assets, Gross
Balance at beginning of period	22,483	11,911
Additions		15,498
Amortization
Impairment
OCI	(59)	(66)
Disposals	(4,200)	(4,860)
Balance at end of period	18,224	22,483
Accumulated amortization
Balance at beginning of period	(4,609)	(2,138)
Additions
Amortization	(3,681)	(3,739)
Impairment
OCI	11	2
Disposals	4,200	1,266
Balance at end of period	(4,079)	(4,609)
Impairment
Balance at beginning of period	(3,257)	(3,594)
Additions
Amortization
Impairment		(3,257)
OCI
Disposals		3,594
Balance at end of period	(3,257)	(3,257)
Intangible assets, Net
Balance at beginning of period	14,617	6,179
Additions		15,498
Amortization	(3,681)	(3,739)
Impairment		(3,257)
OCI	(48)	(64)
Disposals
Balance at end of period	10,888	14,617
In-process R&D [Member]
Intangible assets, Gross
Balance at beginning of period		2,000
Additions
Amortization
Impairment
OCI
Disposals		(2,000)
Balance at end of period
Impairment
Balance at beginning of period		(2,000)
Additions
Amortization
Impairment
OCI
Disposals		2,000
Balance at end of period
Intangible assets, Net
Balance at beginning of period
Additions
Amortization
Impairment
OCI
Disposals
Balance at end of period